Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes
Changes in valuation allowance, net	$ 44	$ (22)	$ 60
Increase relating to prior year tax positions, Unrecognized tax benefits	51	52	56
Increase relating to prior year tax positions, penalties and interest	26	61	38
Decrease due to settlements with tax authorities, penalties and interest	11	27	9
Decrease relating to prior year tax positions	(129)	(42)	(38)
Expected resolution of uncertain tax positions, pending cases	41
Northern Europe
Taxes
Changes in valuation allowance, net		47
Decrease due to settlements with tax authorities, penalties and interest		49
Decrease relating to prior year tax positions	(87)
Decrease due to settlements with tax authorities, Unrecognized tax benefits, interpretation of tax law and double tax treaty	47
Central Europe
Taxes
Changes in valuation allowance, net	$ 36		$ 44